Schedule of related party transactions (Details) - SGD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
- Reimbursement fund for expenses paid on behalf of the Company	$ (25)	$ 12
- Loan advance to the Company		(730)
Joyce Lee Jue Hui [Member]
Related Party Transaction [Line Items]
- Other expenses paid on behalf by Joyce Lee Jue Hui	(6)	(10)
- Repayment of loan	$ 216	$ 200